Offerings - Offering: 1	Sep. 29, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 356,829,854.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-274757
Carry Forward Initial Effective Date	Sep. 29, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 39,322.65
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is carrying forward to this Registration Statement the $356,829,854 aggregate offering price of unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-274757) (the "Prior Registration Statement"). Filing fees have been previously paid in connection with these unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to such unsold shares of beneficial interest will continue to be applied to such unsold shares of beneficial interest. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold shares of beneficial interest under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.